other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (1)	$ (20)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(24)	26
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(6)	7
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(18)	19
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(19)	(1)
Accumulated foreign currency translation balance beginning	53	48
Cumulative foreign currency translation adjustment, before tax	(30)	5
Cumulative foreign currency translation adjustment, net	(30)	5
Accumulated foreign currency translation balance ending	23	53
Accumulated available-for-sale financial assets balance beginning	1	13
Change in unrealized fair value of available-for-sale financial assets, before tax	(1)	(14)
Income tax related to change in unrealized fair value of available-for-sale financial assets		(2)
Change in measurement of investment financial assets	(1)	(12)
Accumulated available-for-sale financial assets balance ending		1
Accumulated other comprehensive income balance beginning	53	41
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(55)	17
Income tax relating to accumulated other comprehensive income	(6)	5
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(49)	12
Accumulated other comprehensive income balance ending	4	53
Item never reclassified to income
Employee defined benefit plans re-measurements, before tax	452	(234)
Income tax relating to employee defined benefit plan re-measurements	119	(62)
Employee defined benefit plans re-measurements, net	333	(172)
Other comp. income, before tax	397	(217)
Aggregated income tax relating to components of other comprehensive income	113	(57)
Total	284	(160)
Attributable to:
Accumulated other comprehensive income	53	41
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	233	(132)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	40	(21)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	247	(151)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	(44)	27
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(9)	(22)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(14)	19
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(4)	6
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(10)	13
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(19)	(9)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(8)	24
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(2)	6
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	2	17
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income		(5)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	8	2
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(10)	7
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(2)	1
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(8)	6
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending		8
As previously reported
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning		(20)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(1)
Accumulated foreign currency translation balance beginning		48
Accumulated foreign currency translation balance ending	53
Accumulated available-for-sale financial assets balance beginning		16
Accumulated available-for-sale financial assets balance ending	5
Accumulated other comprehensive income balance beginning		44
Accumulated other comprehensive income balance ending	57
Attributable to:
Accumulated other comprehensive income	57	44
As previously reported | Currency risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning		(22)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(9)
As previously reported | Other market risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning		2
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	8
IFRS 9 effects
Items that may subsequently be reclassified to income
Accumulated available-for-sale financial assets balance beginning		(3)
Accumulated available-for-sale financial assets balance ending	(4)
Accumulated other comprehensive income balance beginning		(3)
Accumulated other comprehensive income balance ending	(4)
Attributable to:
Accumulated other comprehensive income	(4)	(3)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	12
Item never reclassified to income
Total	298	(164)
Attributable to:
Accumulated other comprehensive income	12
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(8)
Item never reclassified to income
Total	(14)	$ 4
Attributable to:
Accumulated other comprehensive income	$ (8)